Derivatives and Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Derivatives and Fair Value of Financial Instruments
Schedule of assets and liabilities measured at fair value on a recurring basis

	December 31,
(Millions of dollars)	2018	Level 1	Level 2	Level 3
Assets:
Trading securities – short-term investments:
Domestic equity securities	$632	$632	$—	$—
Domestic debt securities	268	215	53	—
Foreign equity securities	218	218	—	—
Money market funds held in trading accounts	146	146	—	—
Collateralized loan obligations	28	—	28	—
High yield securities	19	7	12	—
Foreign debt securities	16	2	14	—
Term deposits	9	9	—	—
Other trading securities	5	5	—	—
Trading securities – other current assets:
Domestic equity securities	32	32	—	—
Money market funds held in trading accounts	5	5	—	—
Foreign equity securities	3	3	—	—
Fixed income securities	3	3	—	—
Other	1	1	—	—
Derivatives:
Commodities (1)	6	4	2	—
Foreign currencies	2	—	2	—
Total assets	$1,393	$1,282	$111	$—
Liabilities:
Trading securities – short-term investments:
Other trading securities	$5	$—	$5	$—
Contingent consideration	13	—	—	13
Derivatives:
Commodities (1)	4	4	—	—
Total liabilities	$22	$4	$5	$13

(1)  Seaboard’s commodity derivative assets and liabilities are presented in the consolidated balance sheets on a net basis, including netting the derivatives with the related margin accounts. As of December 31, 2018, the commodity derivatives had a margin account balance of $15 million resulting in a net other current asset in the consolidated balance sheet of $17 million.

	December 31,
(Millions of dollars)	2017	Level 1	Level 2	Level 3
Assets:
Trading securities – short-term investments:
Domestic equity securities	$752	$752	$—	$—
Domestic debt securities held in mutual funds/ETFs/U.S. Treasuries	439	438	1	—
Foreign equity securities	319	319	—	—
Collateralized loan obligations	29	—	29	—
High yield securities	21	21	—	—
Money market funds held in trading accounts	10	10	—	—
Other trading securities	6	6	—	—
Trading securities – other current assets:
Domestic equity securities	35	35	—	—
Money market funds held in trading accounts	5	5	—	—
Foreign equity securities	4	4	—	—
Fixed income securities	2	2	—	—
Derivatives:
Commodities (1)	4	4	—	—
Foreign currencies	3	—	3	—
Total assets	$1,629	$1,596	$33	$—
Liabilities:
Derivatives:
Commodities (1)	$6	$6	$—	$—
Foreign currencies	6	—	6	—
Total liabilities	$12	$6	$6	$—

(1)  Seaboard’s commodity derivative assets and liabilities are presented in the consolidated balance sheets on a net basis, including netting the derivatives with the related margin accounts. As of December 31, 2017, the commodity derivatives had a margin account balance of $20 million resulting in a net other current asset in the consolidated balance sheet of $18 million.

Schedule of gain or (loss) recognized for each type of derivative and its location in the condensed consolidated statements of comprehensive income

(Millions of dollars)		2018	2017
Commodities	Cost of sales	$(12)	$(9)
Foreign currencies	Cost of sales	2	(7)
Foreign currencies	Foreign currency gains (losses), net	1	(1)
Equity	Other investment income (loss), net	(6)	—

Schedule of fair value of each type of derivative and its location in the condensed consolidated balance sheets

		Asset Derivatives			Liability Derivatives
		December 31,	December 31,		December 31,	December 31,
(Millions of dollars)		2018	2017		2018	2017
Commodities(1)	Other current assets	$6	$4	Other current liabilities	$4	$6
Foreign currencies	Other current assets	2	3	Other current liabilities	—	6
Equity	Short-term investments	—	—	Short-term investments	5	—

(1)  Seaboard’s commodity derivative assets and liabilities are presented in the consolidated balance sheets on a net basis, including netting the derivatives with the related margin accounts. As of December 31, 2018 and 2017, the commodity derivatives had a margin account balance of $15 million and $20 million, respectively, resulting in a net other current asset in the consolidated balance sheets of $17 million and $18 million, respectively. Seaboard’s equity derivatives are also presented on a net basis, including netting the derivatives within short-term investments.